Capital And Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Capital And Financial Risk Management [Abstract]
Disclosure of credit risk	Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents and trade and other receivables. The Group held the following balances (not including the income tax receivable resulting from overpayment of income taxes, see Note 25):

	2021 $000s	2020 $000s
As of December 31
Cash and cash equivalents	465,708	403,881
Trade and other receivables	3,174	2,558
Total	468,882	406,438

Information about credit quality of neither past due nor impaired financial assets	The aging of trade and other receivables that were not impaired at December 31 is as follows:

As of December 31	2021 $000s	2020 $000s
Not impaired	3,174	2,558
Total	3,174	2,558

Disclosure of liquidity risk	The table below summarizes the maturity profile of the Group’s financial liabilities, including subsidiary preferred shares that have customary liquidation preferences, as of December 31, 2021 and 2020, based on contractual undiscounted payments:

As of December 31	2021
	Carrying Amount $000s	Within Three Months $000s	Three to Twelve Months $000s	One to Five Years $000s	Total $000s (*)
Long-term loan (non-current + current)	15,118	296	2,182	16,274	18,752
Subsidiary notes payable	3,916	3,916	—	—	3,916
Trade and other payables	35,817	35,817	—	—	35,817
Warrants[2]	6,787	6,787	—	—	6,787
Subsidiary preferred shares (Note 15)[1]	174,017	174,017	—	—	174,017
Total	235,656	220,833	2,182	16,274	239,290

As of December 31	2020
	Carrying Amount $000s	Within Three Months $000s	Three to Twelve Months $000s	One to Five Years $000s	Total $000s (*)
Long-term loan	14,818	296	905	18,780	19,981
Subsidiary notes payable	26,455	1,455	25,000	—	26,455
Trade and other payables	21,826	21,826	—	—	21,826
Warrants[2]	8,206	8,206	—	—	8,206
Subsidiary preferred shares (Note 15)[1]	118,972	118,972	—	—	118,972
Total	190,278	150,756	25,905	18,780	195,441
1    Redeemable only upon a liquidation or Deemed liquidation event, as defined in the applicable shareholder documents.
2    Warrants issued by subsidiaries to third parties to purchase preferred shares.
(*) Does not include payments in respect of lease obligations. For the contractual future payments related to lease obligations, see Note 21.